10. Stockholder Authorization of Reverse Stock Split	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
STOCKHOLDER AUTHORIZATION OF REVERSE STOCK SPLIT

On November 17, 2014, we held a special meeting of our stockholders to approve authorizing our board of directors to effectuate a reverse stock split in its sole discretion of not less than 1-for-5 and not greater than 1-for-20 for the purpose of attempting to obtain a listing of our common stock on the NYSE MKT. Such approval was obtained. In the second quarter of 2015, the Company obtained an approval letter from the NYSE MKT for the Company’s common stock to list on the Exchange, subject to various conditions. The two principal conditions were obtaining a minimum price of $3.00 per share as a result of the completion of the reverse stock split and completing a satisfactory public financing.

On November 17, 2014, we held a special meeting of our stockholders to approve authorizing our board of directors to effectuate a reverse stock split in its sole discretion of not less than 1-for-5 and not greater than 1-for-20 for the purpose of attempting to obtain a listing of our common stock on the NYSE MKT. Such approval was obtained. As of the date of this Report, the Board has not taken any action to act upon this authorization.